Financial instruments and fair value disclosures - trade receivables, notes receivable and non-securitized orbital receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments and fair value disclosures
Partial support of selected satellite financings provided by EDC	$ 50.3	$ 29.7